Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options Activity
Stock option awards outstanding as of December 31, 2022 and changes during the period ended December 31, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	3,848	$6.55	6.16	$27,796
Vested and expecting to vest at January 1, 2022	3,848	6.55	6.16	27,796
Exercisable at January 1, 2022	2,479	$6.31	4.85	$18,499
Exercised	(451)	6.98	—	3,520
Cancelled/forfeited	(44)	9.53	—	218
Expired	(1)	6.61	—	4
Outstanding at December 31, 2022	3,353	$6.45	5.80	$58,565
Vested and expecting to vest at December 31, 2022	3,353	6.45	5.80	58,565
Exercisable at December 31, 2022	2,563	$6.27	5.15	$45,204